NATURE OF OPERATIONS, BASIS OF PRESENTATION AND PRINCIPLES OF CONSOLIDATION (Tables)	12 Months Ended
Dec. 31, 2012
NATURE OF OPERATIONS, BASIS OF PRESENTATION AND PRINCIPLES OF CONSOLIDATION [Abstract]
Components of consolidated bank subsidiaries
Capitol Bancorp Limited ("Capitol" or the "Corporation") is a multibank holding company.  Consolidated bank subsidiaries consist of the following as of December 31, 2012:

Affiliate	Location	Percentage Owned or Controlled by Capitol	Percentage Owned by Subsidiaries Controlled by Capitol	Year Formed or Acquired

Arizona Region:
Central Arizona Bank	Casa Grande, Arizona	66%	31%	1997
Sunrise Bank of Albuquerque	Albuquerque, New Mexico	(1)	100%	2000
Sunrise Bank of Arizona	Phoenix, Arizona	(1)	100%	1998

Great Lakes Region:
Bank of Maumee	Maumee, Ohio	(1)	51%	2006
Capitol National Bank(2)	Lansing, Michigan	51%		1982
Indiana Community Bank	Goshen, Indiana	(1)	100%	2000
Michigan Commerce Bank	Ann Arbor, Michigan	(1)	100%	1990

Nevada Region:
1st Commerce Bank	North Las Vegas, Nevada	30%	64%	2006
Bank of Las Vegas	Las Vegas, Nevada	(1)	100%	2002

Southeast Region:
Pisgah Community Bank	Asheville, North Carolina	84%	12%	2008
Sunrise Bank	Atlanta, Georgia	78%	19%	2006

(1)	Majority-owned by a bank-development subsidiary (second-tier bank holding company) in which Capitol holds a controlling interest.
(2)
Pursuant to two separate share exchanges consummated in 2011 and 2012, Capitol reduced its ownership of Capitol National Bank to approximately 33%.  However, Capitol retained control of Capitol National Bank and the right to vote over 50% of the outstanding shares until February 2013.